Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) (Orko Silver Corporation [Member], USD $) In Thousands, unless otherwise specified	Apr. 16, 2013
Orko Silver Corporation [Member]
Business Combination, Consideration Transferred [Abstract]
Common shares issued (11,572,918 at $14.98)	$ 173,363
Cash	99,059
Warrants (1,588,768 valued at $3.64 per warrant)	5,777
Transaction advisory fees and other acquisition costs	17,642
Total purchase price	295,841
Current liabilities	2,616
Deferred income taxes	114,339
Total liabilities assumed	116,955
Total Consideration	$ 412,796